COMMITMENTS	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE 7 - COMMITMENTS

Lease agreement

The Company leases office space for its headquarters and research and development facilities in Israel and the United States of America under several lease agreements. The lease agreements for the facilities in Israel are linked to the Israeli CPI and expire between February 2017 and December 2020. The lease agreement in the United States is due to expire during August 2017.

Rental expenses for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, were $358, $352 and $172, respectively.

Future minimum lease commitments under non-cancelable operating lease agreements are as follows:

2017	$498
2018	554
2019 and thereafter	1,112
Total	$2,164

The Company has a lien in the amount of $166 on the Company’s marketable securities in respect of bank guarantees granted in order to secure the lease agreements.